Income per Share - Schedule of earnings per share, basic and diluted (Details) - shares	3 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Earnings Per Share [Abstract]
Basic weighted average number of common shares outstanding	182,007,767	110,691,493
Effect of dilutive stock options and warrants	10,819,412	0
Diluted weighted average common shares outstanding	192,827,179	110,691,493